Inx Token Warrant Liability - Schedule of Changes in the Number of INX Token Warrants (Details) - Warrants [member]	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares
Inx Token Warrant Liability - Schedule of Changes in the Number of INX Token Warrants (Details) [Line Items]
Number of tokens, INX Tokens warrants outstanding at beginning of year	5,574,292	6,972,192
Weighted average exercise price, INX Tokens warrants outstanding at beginning of year	$ 0.33	$ 0.46
Number of tokens, INX Token warrants granted during the year	4,030,000	1,265,000
Weighted average exercise price, INX Token warrants granted during the year	$ 0.11	$ 0.16
Number of tokens, INX Token warrants forfeited during the year	(854,334)	(187,000)
Weighted average exercise price, INX Token warrants forfeited during the year	$ 0.37	$ 0.35
Number of tokens, INX Token warrants expired during the year	(244,666)	(326,690)
Weighted average exercise price, INX Token warrants expired during the year	$ 0.07	$ 0.32
Number of tokens, INX Token warrants exercised (INX Token issued) and INX Tokens vested during the year	(388,334)	(2,149,210)
Weighted average exercise price, INX Token warrants exercised (INX Token issued) and INX Tokens vested during the year	$ 0	$ 0.01
Number of tokens, INX Token warrants outstanding at the end of year	8,116,958	5,574,292
Weighted average exercise price, INX Token warrants outstanding at the end of year	$ 0.24	$ 0.33
Number of tokens, INX Token warrants exercisable at the end of year	3,126,000	2,606,000
Weighted average exercise price, INX Token warrants exercisable at the end of year	$ 0.26	$ 0.24